Allowance for Loan Losses - Changes in Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	$ 2,707	$ 2,884	$ 3,738
Provision (recovery) charged to operations	(236)	(88)	(620)
Charge-offs	(208)	(390)	(589)
Recoveries	195	301	355
Net (charge-offs)	(13)	(89)	(234)
Balance, end of year	2,458	2,707	2,884
Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	1,404	1,310	1,716
Provision (recovery) charged to operations	(72)	175	(527)
Charge-offs	(31)	(146)	(89)
Recoveries	100	65	210
Net (charge-offs)	69	(81)	121
Balance, end of year	1,401	1,404	1,310
Non-Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	1,303	1,574	2,022
Provision (recovery) charged to operations	(164)	(263)	(93)
Charge-offs	(177)	(244)	(500)
Recoveries	95	236	145
Net (charge-offs)	(82)	(8)	(355)
Balance, end of year	$ 1,057	$ 1,303	$ 1,574